Earnings per share (Details 1) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Profit attributable to the Parent	R$ 9,449,313	R$ 14,287,093	R$ 15,528,052
Diluted Earnings Per Shares Brazilian Reais [Member]
IfrsStatementLineItems [Line Items]
Common shares	R$ 1,208.83	R$ 1,831.43	R$ 1,981.65
Preferred shares	1,329.71	2,014.57	2,179.82
Net Profit Attributable Diluted Brazilian Reais [Member]
IfrsStatementLineItems [Line Items]
Common shares	4,587,598,000	6,936,588	7,535,924
Preferred shares	4,861,715	7,350,505	7,992,128
Weighted Average Shares Outstanding In Thousands Diluted [Member]
IfrsStatementLineItems [Line Items]
Common shares	3,795,082,000	3,787,533	3,802,851
Preferred shares	R$ 3,656,223	R$ 3,648,674	R$ 3,666,423